SHAREHOLDERS' EQUITY - CHANGES IN COMMON STOCK OUTSTANDING (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 Common Share Repurchase Program [Member]	Dec. 31, 2011 Common Share Repurchase Program [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Options [Member]	Dec. 31, 2010 Common Stock [Member] Stock Options [Member]	Dec. 31, 2009 Common Stock [Member] Stock Options [Member]	Dec. 31, 2011 Common Stock [Member] Restricted Stock [Member]		Dec. 31, 2010 Common Stock [Member] Restricted Stock [Member]		Dec. 31, 2009 Common Stock [Member] Restricted Stock [Member]
Common Stock Disclosures
Balance, beginning of year	251,084,174				251,084,000	250,786,000	184,754,000
Treasury stock purchased and retired				(11,120,000)	(11,120,000)	0	0
Issuance of common stock					0	0	65,900,000
Shares issued under employee benefit compensation plans								862,000	33,000	0	479,000	[1]	265,000	[1]	132,000
Balance, end of year	241,304,503	251,084,174			241,305,000	251,084,000	250,786,000
Shares Paid for Tax Withholding for Share Based Compensation	200,000	74,000
Stock Repurchase Program, Authorized Amount			$ 100.0
Stock Repurchased and Retired During Period, Shares				11,120,000	11,120,000	0	0
Stock Repurchased and Retired During Period, Value	$ 69.8

[1]	In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.